Schedule of Investments ─ IQ Global Equity R&D Leaders ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 97.8%
Belgium — 0.3%
UCB SA	196	$18,586

Brazil — 0.2%
MercadoLibre, Inc.*	7	11,983

Canada — 0.2%
Constellation Software, Inc.	4	11,125

China — 7.5%
Alibaba Group Holding Ltd.	7,311	65,046
Baidu, Inc., Class A*	2,123	27,538
BeiGene Ltd.*	1,065	12,336
BYD Co., Ltd., Class H	1,559	34,761
China Energy Engineering Corp., Ltd., Class H	163,180	14,403
China Petroleum & Chemical Corp., Class H	34,427	17,880
China Railway Group Ltd., Class H	88,635	40,478
Haier Smart Home Co., Ltd., Class H	4,844	13,663
JD.com, Inc., Class A	1,532	17,011
Kuaishou Technology*	2,275	11,379
Lenovo Group Ltd.	14,397	15,047
Li Auto, Inc., Class A*	659	8,936
Meituan, Class B*	2,489	19,916
Metallurgical Corp. of China Ltd., Class H	140,524	27,504
NetEase, Inc.	990	19,186
NIO, Inc., Class A*	2,182	12,309
NXP Semiconductors NV	78	16,424
PetroChina Co., Ltd., Class H	42,787	30,925
Tencent Holdings Ltd.	2,033	70,374
Trip.com Group Ltd.*	426	15,280
Weichai Power Co., Ltd., Class H	5,639	9,955
Xiaomi Corp., Class B*	11,528	18,168
ZTE Corp., Class H	12,793	22,224
Total China		540,743

Denmark — 0.7%
Genmab A/S*	31	8,678
Novo Nordisk A/S, Class B	403	45,505
Total Denmark		54,183

Finland — 0.6%
Nokia OYJ	12,856	46,391

France — 1.2%
Airbus SE	208	33,394
Dassault Systemes SE	240	12,575
L'Oreal SA	24	11,593
Renault SA	266	10,133
Thales SA	70	10,292
Valeo SE	934	12,342
Total France		90,329

Germany — 6.5%
BASF SE	396	19,125
Bayer AG	1,636	51,358
Bayerische Motoren Werke AG	622	65,389
Continental AG	487	40,310
Daimler Truck Holding AG	455	16,439
Infineon Technologies AG	454	16,642
Mercedes-Benz Group AG	850	58,030
Merck KGaA	157	25,990
SAP SE	394	68,820
Siemens AG	330	59,748
Siemens Energy AG*	880	13,349
Siemens Healthineers AG	312	17,576
Traton SE	804	19,842
Total Germany		472,618

Italy — 0.1%
Telecom Italia SpA*	31,124	9,429

Japan — 9.2%
Aisin Corp.	419	15,923
	Shares	Value
Common Stocks (continued)
Japan (continued)
Astellas Pharma, Inc.	1,606	$18,952
Canon, Inc.	851	23,753
Chugai Pharmaceutical Co., Ltd.	300	10,974
Daiichi Sankyo Co., Ltd.	830	25,114
Denso Corp.	2,357	37,748
Eisai Co., Ltd.	226	10,820
FUJIFILM Holdings Corp.	169	10,879
Hitachi Ltd.	299	23,881
Honda Motor Co., Ltd.	5,927	67,937
Mazda Motor Corp.	1,227	15,290
Mitsubishi Electric Corp.	993	14,966
Nippon Telegraph & Telephone Corp.	14,011	17,857
Nissan Motor Co., Ltd.	5,028	20,239
Otsuka Holdings Co., Ltd.	528	21,037
Panasonic Holdings Corp.	3,259	31,403
Recruit Holdings Co., Ltd.	267	10,826
Renesas Electronics Corp.*	846	14,307
SoftBank Group Corp.	580	25,632
Sony Group Corp.	527	52,979
Sumitomo Chemical Co., Ltd.	5,256	12,563
Suzuki Motor Corp.	366	16,746
Takeda Pharmaceutical Co., Ltd.	1,586	47,328
TDK Corp.	255	12,982
Tokyo Electron Ltd.	74	14,107
Toyota Motor Corp.	4,407	90,446
Total Japan		664,689

Netherlands — 1.0%
ASML Holding NV	49	42,485
Koninklijke Philips NV*	912	19,591
Shell PLC	349	10,876
Total Netherlands		72,952

Singapore — 0.2%
STMicroelectronics NV	387	17,200

South Korea — 4.2%
Hyundai Mobis Co., Ltd.	60	9,441
Hyundai Motor Co.	121	17,642
Kia Corp.*	175	13,492
LG Chem Ltd.	36	11,720
LG Display Co., Ltd.	980	8,554
LG Electronics, Inc.	300	21,017
NAVER Corp.	79	11,868
Samsung Electronics Co., Ltd.	3,344	182,152
SK Hynix, Inc.	251	25,332
Total South Korea		301,218

Sweden — 0.8%
Telefonaktiebolaget LM Ericsson, B Shares	6,962	38,899
Volvo AB, B Shares	891	21,550
Total Sweden		60,449

Switzerland — 1.3%
ABB Ltd.	266	11,376
Novartis AG	812	84,622
Total Switzerland		95,998

Taiwan — 1.8%
Delta Electronics, Inc.	961	8,597
Hon Hai Precision Industry Co., Ltd.	10,024	32,827
MediaTek, Inc.	1,000	30,863
Taiwan Semiconductor Manufacturing Co., Ltd.	2,756	55,297
Total Taiwan		127,584

United Kingdom — 1.3%
AstraZeneca PLC	695	92,930

United States — 60.7%
3M Co.	130	12,266
Abbott Laboratories	197	22,291
AbbVie, Inc.	380	62,472

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Accenture PLC, Class A	29	$10,553
Adobe, Inc.*	46	28,418
Advanced Micro Devices, Inc.*	320	53,661
Airbnb, Inc., Class A*	89	12,828
Alnylam Pharmaceuticals, Inc.*	42	7,262
Alphabet, Inc., Class A*	2,506	351,091
Amazon.com, Inc.*	2,620	406,624
Amgen, Inc.	129	40,540
Analog Devices, Inc.	64	12,311
Apple, Inc.	1,177	217,039
Applied Materials, Inc.	148	24,316
Aptiv PLC*	100	8,133
AT&T, Inc.	582	10,296
Atlassian Corp., Class A*	64	15,985
Autodesk, Inc.*	43	10,914
Becton Dickinson & Co.	41	9,791
Biogen, Inc.*	70	17,266
Block, Inc.*	273	17,748
Boeing Co. (The)*	97	20,471
Boston Scientific Corp.*	193	12,209
Bristol-Myers Squibb Co.	1,413	69,053
Broadcom, Inc.	36	42,480
Cadence Design Systems, Inc.*	41	11,827
Caterpillar, Inc.	53	15,916
Cisco Systems, Inc.	1,198	60,116
Corning, Inc.	273	8,870
Corteva, Inc.	221	10,051
CSL Ltd.	60	11,966
Cummins, Inc.	46	11,008
Danaher Corp.	59	14,155
Deere & Co.	44	17,318
DoorDash, Inc., Class A*	77	8,023
eBay, Inc.	277	11,376
Edwards Lifesciences Corp.*	105	8,239
Electronic Arts, Inc.	134	18,436
Eli Lilly & Co.	119	76,828
Expedia Group, Inc.*	70	10,383
Ford Motor Co.	5,046	59,139
GE HealthCare Technologies, Inc.	120	8,803
General Electric Co.	135	17,877
General Motors Co.	2,133	82,760
Gilead Sciences, Inc.	567	44,373
GSK PLC	3,553	70,945
Hewlett Packard Enterprise Co.	1,092	16,697
Honeywell International, Inc.	57	11,529
HP, Inc.	399	11,455
Illumina, Inc.*	83	11,870
Incyte Corp.*	210	12,342
Intel Corp.	2,783	119,892
International Business Machines Corp.	318	58,404
Intuit, Inc.	33	20,834
Intuitive Surgical, Inc.*	24	9,077
Johnson & Johnson	737	117,109
Juniper Networks, Inc.	298	11,014
KLA Corp.	17	10,099
Lam Research Corp.	17	14,028
Lockheed Martin Corp.	30	12,882
Marvell Technology, Inc.	245	16,586
Medtronic PLC	253	22,148
Merck & Co., Inc.	1,667	201,340
Meta Platforms, Inc., Class A*	814	317,574
Microchip Technology, Inc.	99	8,433
Micron Technology, Inc.	297	25,468
Microsoft Corp.	571	227,018
Moderna, Inc.*	375	37,894
Nestle SA	146	16,774
NetApp, Inc.	86	7,499
Netflix, Inc.*	44	24,821
Northrop Grumman Corp.	20	8,935
NVIDIA Corp.	130	79,985
Oracle Corp.	663	74,057
Palo Alto Networks, Inc.*	42	14,217
	Shares	Value
Common Stocks (continued)
United States (continued)
PayPal Holdings, Inc.*	384	$23,558
Pfizer, Inc.	3,335	90,312
Pinterest, Inc., Class A*	222	8,318
Procter & Gamble Co. (The)	108	16,971
QUALCOMM, Inc.	479	71,136
Regeneron Pharmaceuticals, Inc.*	35	32,997
Rivian Automotive, Inc., Class A*(a)	587	8,987
ROBLOX Corp., Class A*	206	7,995
Roche Holding AG	472	135,958
RTX Corp.	268	24,420
Salesforce, Inc.*	141	39,634
Sanofi SA	671	68,048
Schneider Electric SE	78	15,497
ServiceNow, Inc.*	22	16,839
Snowflake, Inc., Class A*	45	8,804
Spotify Technology SA*	69	14,859
Stellantis NV	2,183	48,599
Stryker Corp.	33	11,071
Synopsys, Inc.*	27	14,400
Tesla, Inc.*	113	21,164
Texas Instruments, Inc.	85	13,610
Thermo Fisher Scientific, Inc.	21	11,319
Uber Technologies, Inc.*	393	25,651
Unity Software, Inc.*	210	6,804
Vertex Pharmaceuticals, Inc.*	67	29,036
Western Digital Corp.*	290	16,602
Workday, Inc., Class A*	70	20,375
Total United States		4,397,372

Total Common Stocks
(Cost $7,036,974)		7,085,779

Preferred Stock — 2.1%
Germany — 2.1%
Volkswagen AG, 7.31%
(Cost $193,139)	1,185	154,259

Rights — 0.0%(b)

South Korea — 0.0%(b)
LG Display Co., Ltd.*
(Cost $0)	311	117

Warrants — 0.0%(b)

Canada — 0.0%(b)
Constellation Software, Inc., expires 8/22/28*(c)
(Cost $0)	11	0

Total Investments — 99.9% (Cost $7,230,113)		7,240,155
Other Assets and Liabilities, Net — 0.1%		8,319
Net Assets — 100%		$7,248,474

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

January 31, 2024 (unaudited)

Industry	Value	% of Net Assets
Information Technology	$2,166,145	29.9%
Health Care	1,778,112	24.5
Consumer Discretionary	1,627,689	22.5
Communication Services	946,653	13.1
Industrials	521,772	7.2
Energy	59,680	0.8
Materials	53,459	0.7
Consumer Staples	45,339	0.6
Financials	41,306	0.6
Total Investments	$7,240,155	99.9%
Other Assets and Liabilities, Net	8,319	0.1
Total Net Assets	$7,248,474	100 .0%

Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,803; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $9,185.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

Schedule of Investments ─ IQ Global Equity R&D Leaders ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,085,779	$—	$—		$7,085,779
Preferred Stock	154,259	—	—		154,259
Rights	—	117	—		117
Warrants	—	—	0	(e)	—
Total Investments in Securities	$7,240,038	$117	$0		$7,240,155

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.
(e)	The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.